Leases and Commitments - Total lease expense, under ASC 842, was included in selling, general, and administrative expenses in consolidated statement of operations (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Total lease expense
Operating lease expense - fixed payments	$ 83,034	$ 276,562
Short term lease expense	21,935	90,159
Total lease expense	104,969	366,721
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 66,546	$ 258,892